UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: February 28, 2015

Item 1. Reports to Stockholders.

Infinity Q Diversified Alpha Fund

Semi-Annual Report to Shareholders

Consolidated Financial Statements

February 28, 2015

Infinity Q Diversified Alpha Fund

Semi-Annual Report to Shareholders

Consolidated Financial Statements

February 28, 2015

TABLE OF CONTENTS
Page

Financial Statements

Schedule of Investments	1 - 9

Statement of Assets and Liabilities	10

Statement of Operations	11

Statement of Changes in Net Assets	12

Financial Highlights	13 - 14

Notes to Financial Statements	15 - 24

Expense Example	25

Approval of Investment Advisory Agreement

Additional Information

Infinity Q Diversified Alpha Fund

Consolidated Schedule of Investments

February 28, 2015 (Unaudited)

Consolidated Allocation of Portfolio Holdings
by Absolute Market Value *

* As a percent of total investments.

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund

Consolidated Schedule of Investments

February 28, 2015 (Unaudited)

	Shares	Fair Value
EXCHANGE TRADED NOTES (2.36%)
Credit Suisse Nassau BRH Inverse VIX Short Term Note	36,400	1,192,100
TOTAL EXCHANGE TRADED NOTES		1,192,100
(Cost $1,157,335)
	Contracts
OPTIONS PURCHASED (0.42%) (a)
Call Options Purchased (0.32%)
Barclays VXX, Expires February 2015 at $28.00 Call	2,000	2,000
CBOE VIX Volatility, Expires March 2015 at $20.00 Call	3,000	142,500
iShares Russell 2000, Expires March 2015 at $124.00 Call	500	15,500
Total Call Options Purchased		160,000

Put Options Purchased (0.10%)
iShares High Yield Corporate Bond, Expires March 2015 at $91.00 Put	500	23,750
iShares Russell 2000, Expires March 2015 at $122.00 Put	500	27,000
Total Put Options Purchased		50,750

TOTAL OPTIONS PURCHASED		210,750
(Cost $787,645)
	Shares
SHORT-TERM INVESTMENT (27.63%)
Fidelity Institutional Money Market Portfolio
0.080% (b)	13,985,088	13,985,088
Total SHORT-TERM INVESTMENT		13,985,088
(Cost $13,985,088)

TOTAL INVESTMENTS (30.40%)		$15,387,938
(Cost $15,930,068)

OTHER ASSETS IN EXCESS OF LIABILITIES (69.60%)		35,223,961
TOTAL NET ASSETS (100.0%)		$50,611,899

(a) Non-income producing security.

(b) Rate quoted is seven-day yield at period end.

The cost basis of investments for federal income tax purposes at February 28, 2015, was as follows: *

Cost of investments	$15,930,068
Gross unrealized appreciation	34,915
Gross unrealized depreciation	(577,045)
Net unrealized depreciation	$(542,130)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund

Consolidated Schedule of Written Options

February 28, 2015 (Unaudited)

	Contracts	Value
WRITTEN OPTIONS (-1.20%)

Call Options Written (-0.43%)
CBOE VIX Volatility, Expires April 2015 at $26.00 Call	(3,000)	(195,000)
iShares US Real Estate, Expires March 2015 at $79.50 Call	(600)	(21,600)
Total Call Options Written		(216,600)

Put Options Written (-0.77%)
CBOE VIX Volatility, Expires March 2015 at $16.00 Put	(3,000)	(382,500)
iShares US Real Estate, Expires March 2015 at $77.50 Put	(600)	(9,000)
Total Put Options Written		(391,500)

TOTAL WRITTEN OPTIONS
(Premiums received $355,799)		$(608,100)

Cash held as collateral at Citigroup was $14,270,500 at February 28, 2015.

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund

Consolidated Schedule of Swap Contracts

February 28, 2015 (Unaudited)

TOTAL RETURN SWAP CONTRACTS

		Rate	Termination	Notional	Unrealized
Counterparty	Reference Entity (a)	Paid by the Fund	Date	Amount	Gain/(Loss)

Societe General	SGI US Gravity Index	0.50%	02/03/16	$4,000,000	$(36,271)

Societe General	SGI EFS 130/30 US Index	3M USD LIBOR + 0.15%	06/03/15	5,000,000	(43,663)

Merrill Lynch	Infinity Q Custom Index Basket #2	3M USD LIBOR + 0.35%	03/07/15	5,740,008	882,936

Merrill Lynch	Merill Lynch Short Synthetic Variance Index - WM	1.40%	11/20/15	2,000,001	23,152

Merrill Lynch	Merill Lynch Short Synthetic Variance Index - SP	1.20%	11/20/15	5,111,405	54,339

Merrill Lynch	Merill Lynch Short Synthetic Variance Index - SO	1.50%	11/20/15	5,031,892	(16,327)

Merrill Lynch	Merill Lynch Short Synthetic Variance Index - GL	1.10%	11/20/15	4,837,748	93,678

Merrill Lynch	MLBXWCMR (b)	0.00%	01/04/16	3,008,956	15,487

Merrill Lynch	MLBX72CD (b)	1.96%	01/04/16	872,104	(4,770)

Merrill Lynch	MLBX3MSE (b)	0.87%	01/04/16	3,623,616	16,805

Merrill Lynch	MLCIKSAL (b)	0.75%	01/04/16	3,962,288	(74,048)

Merrill Lynch	MLCVNC3H (b)	1.30%	01/04/16	2,523,680	(6,896)

Merrill Lynch	MLBX4SX6 (b)	2.20%	01/04/16	5,687,812	(7,187)

Merrill Lynch	MLCVNY3H (b)	0.95%	01/04/16	2,523,657	(4,128)

Merrill Lynch	MLCVNU3H (b)	1.45%	01/04/16	2,482,494	(13,277)

Merrill Lynch	MLCIKSPL (b)	0.60%	01/04/16	1,917,327	209,678

Merrill Lynch	MLBX73C0 (b)	1.75%	02/08/16	26,373,301	(1,178)

Merrill Lynch	MLBX73CD (b)	1.96%	02/08/16	2,627,581	(14,371)

TOTAL OF TOTAL RETURN SWAP CONTRACTS				$87,323,870	$1,073,959

Cash held as collateral at Bank of America Merrill Lynch and Societe General was $19,792,361 and $850,000 respectively at February 28, 2015.

(a) The following is a description of each reference entity:

SGI US Gravity Index aims to generate positive performance from potential mean-reversion patterns in the levels of the S&P 500 index using futures on the index.

SGI EFS 130/30 US Index aims to generate postive performance from potential momentum patterns in individual US equities.

Merrill Lynch Wildcat Commodity Relative Value Indices (MLBX73C0, MLBX72CD, MLBX73CD) employ commodity relative value strategies using commodity futures across a wide range of commodity complexes.

Merrill Lynch Wildcat Commodity Element G Indices (MLBX3MSE, MLCIKSAL, MLCVNC3H, MLBX4SX6, MLCVNY3H, MLCVNU3H, MLCIKSPL) employ commodity relative value strategies using commodity futures across a wide range of commodity complexes.

Merrill Lynch Wildcat Commodity Mean Reversion Index (MLBXWCMR) employs a commodity mean-reversion strategy across a wide range of commodity complexes.

Infinity Q Custom Index Basket #2 is a basket of long and short equity securities with a healthcare focus.

Merill Lynch Short Synthetic Variance Index - WM trades IWM US variance.

Merill Lynch Short Synthetic Variance Index - SP trades SPY US variance.

Merill Lynch Short Synthetic Variance Index - SO trades USO US variance.

Merill Lynch Short Synthetic Variance Index - GL trades GLD US variance.

(b) Positions held in Subsidiary. See Notes.

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund

Consolidated Schedule of Swap Contracts (continued)

February 28, 2015 (Unaudited)

(c) The following is a description of the underlying securities in the Merrill Lynch Wildcat Commodity Element G Index (MLBX3MSE):

Security Description	Contracts Long/(Short)	Notional Amount
Heating Oil Future May 15	6.97	$566,527
Natural Gas Future May 15	19.91	551,788

(d)	The following is a description of the underlying securities in the Merrill Lynch Wildcat Commodity Element G Index (MLBX4SX6):

Security Description	Contracts Long/(Short)	Notional Amount
Soybean Oil Future May 15	(37.80)	(747,208)
Soybean Oil Future Aug 15	37.48	744,558
Corn Future May 15	(97.77)	(1,922,445)
Corn Future Jul 15	94.36	1,893,114
WTI Future May 15	(42.72)	(2,227,468)
WTI Future Jun 15	41.44	2,231,193
Brent Future May 15	(36.67)	(2,315,736)
Brent Future Jul 15	36.23	2,349,133
Cotton Future May 15	(13.39)	(434,577)
Cotton Future Jul 15	13.15	428,744
Heating Oil Future May 15	(14.29)	(1,160,490)
Heating Oil Future Jun 15	14.55	1,179,607
Coffee Future May 15	(9.01)	(474,646)
Coffee Future Sep 15	8.77	481,251
Kansas Wheat Future May 15	(10.09)	(272,276)
Kansas Wheat Future Dec 15	9.59	275,600
Aluminum Future May 15	(27.54)	(1,248,852)
Aluminum Future Jun 15	27.60	1,254,949
Live Cattle Future Apr 15	(13.40)	(813,352)
Live Cattle Future Aug 15	14.27	810,609
Lean Hogs Future Apr 15	(16.34)	(441,080)
Lean Hogs Future Aug 15	14.14	469,872
Nickel Future May 15	(6.08)	(513,863)
Nickel Future Jun 15	6.10	516,680
Copper Future May 15	(13.16)	(1,941,268)
Copper Future Jun 15	13.32	1,962,898
Zinc Future May 15	(12.07)	(622,756)
Zinc Future Jun 15	12.12	626,462
Natural Gas Future May 15	(81.55)	(2,259,679)
Natural Gas Future Sep 15	80.20	2,301,686
Soybeans Future May 15	(28.76)	(1,483,501)
Soybeans Future Jul 15	28.60	1,479,902
Sugar Future May 15	(63.07)	(972,759)
Sugar Future Oct 15	62.30	1,027,181
Soybean Meal Future May 15	(20.73)	(709,835)
Soybean Meal Future Jul 15	21.40	725,407
Wheat Future May 15	(30.70)	(787,473)
Wheat Future Dec 15	29.20	786,145
Gasoline RBOB Future May 15	(17.07)	(1,413,005)
Gasoline RBOB Future Jun 15	14.83	1,217,280

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund

Consolidated Schedule of Swap Contracts (continued)

February 28, 2015 (Unaudited)

(e)	The following is a description of the underlying securities in the Merrill Lynch Wildcat Commodity Relative Value Index (MLBX72CD):

Security Description	Contracts Long/(Short)	Notional Amount
Soybean Oil Future Jul 15	(4.17)	(82,863)
Soybean Oil Future Dec 15	4.14	81,728
Corn Future Jul 15	(10.79)	(216,480)
Corn Future Sep 15	10.72	218,759
WTI Future Jul 15	(4.71)	(261,385)
WTI Future Sep 15	4.68	271,175
Brent Future Jul 15	(4.05)	(262,407)
Brent Future Sep 15	4.02	266,573
Cotton Future Jul 15	(1.48)	(48,175)
Cotton Future Dec 15	1.47	48,310
Gold Future Jun 15	(2.90)	(352,154)
Gold Future Aug 15	2.88	349,963
Copper Comex Future Jul 15	(3.22)	(216,651)
Copper Comex Future Sep 15	3.20	215,098
Heating Oil Future Jul 15	(1.58)	(128,332)
Heating Oil Future Sep 15	1.57	129,327
Coffee Future Jul 15	(0.99)	(53,501)
Coffee Future Sep 15	0.99	54,156
Kansas Wheat Future Jul 15	(1.11)	(30,411)
Kansas Wheat Future Sep 15	1.11	30,909
Aluminum Future Jul 15	(3.04)	(138,490)
Aluminum Future Sep 15	3.02	138,416
Live Cattle Future Jun 15	(1.48)	(85,118)
Live Cattle Future Aug 15	1.47	83,481
Lean Hogs Future Jun 15	(1.80)	(59,788)
Lean Hogs Future Jul 15	0.00	0
Lean Hogs Future Aug 15	1.79	59,543
Nickel Future Jul 15	(0.67)	(56,868)
Nickel Future Sep 15	0.67	56,621
Zinc Future Jul 15	(1.33)	(69,003)
Zinc Future Sep 15	1.32	68,815
Natural Gas Future Jul 15	(9.00)	(257,751)
Natural Gas Future Sep 15	8.94	256,535
Soybeans Future Jul 15	(3.17)	(164,197)
Soybeans Future Nov 15	3.15	157,211
Sugar Future Jul 15	(7.12)	(112,058)
Sugar Future Oct 15	7.07	116,604
Silver Future Jul 15	(1.53)	(126,549)
Silver Future Sep 15	1.51	125,939
Soybean Meal Future Jul 15	(2.29)	(77,560)
Soybean Meal Future Dec 15	2.27	74,511
Wheat Future Jul 15	(3.39)	(87,542)
Wheat Future Sep 15	3.37	88,335
Gasoline RBOB Future Jul 15	(1.88)	(153,140)
Gasoline RBOB Future Sep 15	1.87	148,412

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund

Consolidated Schedule of Swap Contracts (continued)

February 28, 2015 (Unaudited)

(f)	The following is a description of the underlying securities in the Merrill Lynch Wildcat Commodity Relative Value Index (MLBX73C0):

Security Description	Contracts Long/(Short)	Notional Amount
Soybean Oil Future May 15	(0.00)	(0)
Corn Future May 15	(0.00)	(0)
WTI Future May 15	0.00	0
Brent Future May 15	(179.63)	(11,343,658)
Brent Future Jul 15	174.95	11,343,658
Cotton Future May 15	(0.00)	(0)
Gold Future Apr 15	(132.70)	(16,097,276)
Gold Future Jun 15	132.60	16,097,276
Copper Comex Future May 15	0.00	0
Heating Oil Future May 15	(0.00)	(0)
Coffee Future May 15	0.00	0
Kansas Wheat Future May 15	(0.00)	(0)
Aluminum Future May 15	0.00	0
Live Cattle Future Apr 15	(66.01)	(4,005,701)
Live Cattle Future Jun 15	69.62	4,005,701
Lean Hogs Future Apr 15	(86.58)	(2,336,901)
Lean Hogs Future Jun 15	70.49	2,336,901
Nickel Future May 15	0.00	0
Zinc Future May 15	0.00	0
Natural Gas Future May 15	(0.00)	(0)
Soybeans Future May 15	(0.00)	(0)
Sugar Future May 15	0.00	0
Silver Future May 15	(0.00)	(0)
Soybean Meal Future May 15	(0.00)	(0)
Wheat Future May 15	(0.00)	(0)
Gasoline RBOB Future May 15	0.00	0

(g)	The following is a description of the underlying securities in the Merrill Lynch Wildcat Commodity Relative Value Index (MLBX73CD):

Security Description	Contracts Long/(Short)	Notional Amount
Soybean Oil Future Jul 15	(12.57)	(249,661)
Soybean Oil Future Dec 15	12.48	246,241
Corn Future Jul 15	(32.51)	(652,237)
Corn Future Sep 15	32.29	659,105
WTI Future Jul 15	(14.21)	(787,533)
WTI Future Sep 15	14.11	817,029
Brent Future Jul 15	(12.19)	(790,613)
Brent Future Sep 15	12.11	803,163
Cotton Future Jul 15	(4.45)	(145,147)
Cotton Future Dec 15	4.42	145,553
Gold Future Jun 15	(8.74)	(1,061,013)
Gold Future Aug 15	8.68	1,054,410
Copper Comex Future Jul 15	(9.72)	(652,751)
Copper Comex Future Sep 15	9.65	648,074
Heating Oil Future Jul 15	(4.75)	(386,653)
Heating Oil Future Sep 15	4.72	389,653
Coffee Future Jul 15	(3.00)	(161,194)
Coffee Future Sep 15	2.98	163,167

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund

Consolidated Schedule of Swap Contracts (continued)

February 28, 2015 (Unaudited)

Kansas Wheat Future Jul 15	(3.36)	(91,625)
Kansas Wheat Future Sep 15	3.33	93,128
Aluminum Future Jul 15	(9.16)	(417,259)
Aluminum Future Sep 15	9.09	417,038
Live Cattle Future Jun 15	(4.46)	(256,453)
Live Cattle Future Aug 15	4.43	251,523
Lean Hogs Future Jun 15	(5.43)	(180,137)
Lean Hogs Future Jul 15	0.00	0
Lean Hogs Future Aug 15	5.40	179,398
Nickel Future Jul 15	(2.02)	(171,337)
Nickel Future Sep 15	2.01	170,595
Zinc Future Jul 15	(4.01)	(207,901)
Zinc Future Sep 15	3.99	207,335
Natural Gas Future Jul 15	(27.12)	(776,584)
Natural Gas Future Sep 15	26.93	772,922
Soybeans Future Jul 15	(9.56)	(494,714)
Soybeans Future Nov 15	9.50	473,663
Sugar Future Jul 15	(21.46)	(337,622)
Sugar Future Oct 15	21.31	351,318
Silver Future Jul 15	(4.59)	(381,282)
Silver Future Sep 15	4.56	379,444
Soybean Meal Future Jul 15	(6.89)	(233,684)
Soybean Meal Future Dec 15	6.85	224,496
Wheat Future Jul 15	(10.21)	(263,757)
Wheat Future Sep 15	10.14	266,147
Gasoline RBOB Future Jul 15	(5.68)	(461,398)
Gasoline RBOB Future Sep 15	5.64	447,155

(h)	The following is a description of the underlying securities in the Merrill Lynch Wildcat Commodity Mean Reversion Index (MLBXWCMR):

Security Description	Contracts Long/(Short)	Notional Amount
Soybean Oil Future May 15	9.20	181,977
Corn Future May 15	9.26	181,977
Cocoa Future May 15	(9.05)	(272,966)
WTI Future May 15	5.24	272,966
Brent Future May 15	4.32	272,966
Cotton Future May 15	8.41	272,966
Feeder Cattle Future May 15	(5.49)	(545,932)
Gold Future Jun 15	(4.50)	(545,932)
Heating Oil Future May 15	(3.36)	(272,966)
Coffee Future May 15	(5.18)	(272,966)
Kansas Wheat Future May 15	(6.75)	(181,977)
Lean Hogs Future Jun 15	16.47	545,932
Gasoil Future May 15	(4.74)	(272,966)
Soybeans Future May 15	3.53	181,977
Sugar Future May 15	17.70	272,966
Silver Future May 15	6.59	545,932
Soybean Meal Future May 15	(5.31)	(181,977)
Wheat Future May 15	(7.09)	(181,977)
Gasoline RBOB Future May 15	-	-

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund

Consolidated Schedule of Swap Contracts (continued)

February 28, 2015 (Unaudited)

(i)	The following is a description of the underlying securities in the Merrill Lynch Wildcat Commodity Element G Index (MLCIKSAL):

Security Description	Contracts Long/(Short)	Notional Amount
Soybean Oil Future May 15	(39.36)	(778,098)
Cocoa Future May 15	(25.80)	(778,098)
Kansas Wheat Future May 15	(57.69)	(1,556,195)
Cocoa-LIFFE Future May 15	24.88	778,098
White Sugar Future May 15	41.86	778,098
Sugar Future May 15	(50.45)	(778,098)
Soybean Meal Future May 15	22.72	778,098
Wheat Future May 15	60.67	1,556,195

(j)	The following is a description of the underlying securities in the Merrill Lynch Wildcat Commodity Element G Index (MLCIKSPL):

Security Description	Contracts Long/(Short)	Notional Amount
WTI Future Apr 15	(21.38)	(1,063,958)
Brent Future May 15	(16.85)	(1,063,958)
Gasoil Future Apr 15	18.32	1,063,958
Gasoline RBOB Future Apr 15	12.81	1,063,958

(k)	The following is a description of the underlying securities in the Merrill Lynch Wildcat Commodity Element G Index (MLCVNC3H):

Security Description	Contracts Long/(Short)	Notional Amount
Corn Future May 15	5.31	104,407
Corn Future May 15	(127.14)	(15,098)
Corn Future May 15	(127.14)	(6,357)

(l)	The following is a description of the underlying securities in the Merrill Lynch Wildcat Commodity Element G Index (MLCVNU3H):

Security Description	Contracts Long/(Short)	Notional Amount
Sugar Future Jul 15	(16.27)	(256,073)
Sugar Future Jul 15	(149.81)	(11,745)
Sugar Future Jul 15	(149.81)	(40,270)

(m)	The following is a description of the underlying securities in the Merrill Lynch Wildcat Commodity Element G Index (MLCVNY3H):

Security Description	Contracts Long/(Short)	Notional Amount
Soybeans Future May 15	(0.35)	(17,914)
Soybeans Future May 15	(47.50)	(7,422)
Soybeans Future May 15	(47.50)	(6,828)

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund

Consolidated Statement of Assets and Liabilities

February 28, 2015 (Unaudited)

ASSETS

Investments, at value (cost $15,142,423)	$15,177,188
Purchased options (cost $787,645)	210,750
Unrealized appreciation on swap contracts	1,296,075
Deposits with brokers for derivative instuments	34,912,861
Receivable for investments sold	280,585
Prepaid expenses	22,285
Investment interest receivable	848

Total Assets	51,900,592

LIABILITIES

Written options (premiums received $355,799)	608,100
Payable for investments purchased	331,125
Unrealized depreciation on swap contracts	222,116
Payable to Adviser	76,648
Distribution fees - Class A (Note 4)	175
Accrued expenses and other liabilities	46,539

Total Liabilities	1,284,703

NET ASSETS	$50,615,889

COMPONENTS OF NET ASSETS

Paid in capital	$52,405,670
Undistributed net investment loss	(351,385)
Accumulated net realized loss on investments, purchased options, swap contracts, and
written options	(1,717,924)
Net unrealized appreciation (depreciation) on:
Investments	34,765
Purchased options	(576,895)
Swap contracts	1,073,959
Written options	(252,301)

Total Net Assets	$50,615,889

Class A Shares

Net assets applicable to shares outstanding	$339,361
Shares outstanding	35,212

Net asset value, redemption price per share	$9.64
Maximum public offering price per share	$10.15

Class I Shares

Net assets applicable to shares outstanding	$50,276,528
Shares outstanding	5,211,052

Net asset value, offering and redemption price per share	$9.65

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund

Consolidated Statement of Operations

For the Six Months Ended February 28, 2015 (Unaudited)

INVESTMENT INCOME

Interest (net of $24 withholding tax)	$5,145
Dividends	4,170

Total Investment Income	9,315

EXPENSES

Management fees	352,222
Administration fees	41,370
Transfer agent fees	22,937
Registration fees	16,984
Audit fees	11,112
Legal fees	8,349
Directors fees	7,321
Printing expense	6,558
Compliance fees	4,963
Custody fees	3,190
Distribution fees - Class A (Note 4)	191
Other expenses	9,425

Total Expenses	484,622
Less: expenses waived and reimbursed	(123,922)

Net Expenses	360,700

Net Investment Loss	$(351,385)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on:
Investments	(164,838)
Purchased options	(2,653,005)
Short sales	227,913
Swap contracts	(3,667,741)
Written options	5,284,538
Net realized loss	(973,133)
Change in unrealized appreciation (depreciation) on:
Investments	34,765
Purchased options	(576,895)
Swap contracts	1,073,959
Written options	(252,301)
Net change in appreciation (depreciation)	279,528

Net realized and unrealized loss on investments	(693,605)
Net decrease in net assets resulting from operations	$(1,044,990)

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund

Statement of Changes in Net Assets

Period October 1, 2014
(commencement of operations)
to February 28, 2015
FROM OPERATIONS

Net investment loss	$(351,385)
Net realized gain (loss) on investments, purchased options, short sales,
swap contracts, and written options	(973,133)
Change in unrealized appreciation/depreciation on investments, purchased
options, swap contracts, and written options	279,528

Net decrease in net assets resulting from operations	(1,044,990)

DISTRIBUTIONS TO SHAREHOLDERS

From net realized gain on investments sold
Class A shares	(4,998)
Class I shares	(739,793)

Decrease in net assets from distributions	(744,791)

CAPITAL SHARE TRANSACTIONS

Proceeds from shares sold
Class A shares	336,358
Institutional shares	51,331,873
Proceeds from shares reinvested
Class A shares	4,998
Institutional shares	732,441

Net increase in net assets from capital share transactions	52,405,670

NET ASSETS

Beginning of Year	-
End of Year	$50,615,889

Accumulated undistributed net investment income	$(351,385)

Class A Shares

Shares sold	34,690
Shares issued on reinvestment of distributions	522

Net increase in shares outstanding	35,212

Institutional Shares

Shares sold	5,134,597
Shares issued on reinvestment of distributions	76,455

Net increase in shares outstanding	5,211,052

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund

Financial Highlights

Class A Shares

	Period October 1, 2014 *
	to February 28, 2015

Net asset value, beginning of period	$10.00

Income/(loss) from investment operations:

Net investment loss (1)	(0.07)
Net realized and unrealized loss on investments	(0.15)

Total from investment operations	(0.22)

Less distributions:

From net realized gains	(0.14)

Total distributions	(0.14)

Net asset value, end of period (in thousands)	$9.64

Total return (2)	-2.15	%(3)

Net assets, end of period	$339,345

Ratio of expenses to average net assets:

Before fees waived	2.64	%(4)
After fees waived	1.99	%(4)

Ratio of net investment income to average net assets:

Before fees waived	-2.54	%(4)
After fees waived	-1.89	%(4)

Portfolio turnover rate (5)	481.99	%(3)

*	Commencement of operations

(1)	Calculated using average shares method

(2)	Performance reported does not reflect sales charges

(3)	Not annualized

(4)	Annualized

(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund

Financial Highlights

Institutional Shares

	Period October 1, 2014 *
	to February 28, 2015

Net asset value, beginning of period	$10.00

Income/(loss) from investment operations:

Net investment loss	(0.07)
Net realized and unrealized loss on investments	(0.14)

Total from investment operations	(0.21)

Less distributions:

From net realized gains	(0.14)

Total distributions	(0.14)

Net asset value, end of period	$9.65

Total return	-2.05	%(1)

Net assets, end of period (in thousands)	$50,273

Ratio of expenses to average net assets:

Before fees waived	2.35	%(2)
After fees waived	1.74	%(2)

Ratio of net investment income to average net assets:

Before fees waived	-2.31	%(2)
After fees waived	-1.70	%(2)

Portfolio turnover rate (3)	481.99	%(1)

*	Commencement of operations

(1)	Not annualized

(2)	Annualized

(3)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements (Unaudited)
February 28, 2015

Note 1 – Organization

Infinity Q Diversified Alpha Fund (the “Fund”) is a diversified series of Trust for Advised Portfolios (the “Trust”). The Trust, a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company.  Infinity Q Capital Management (the “Adviser”) serves as the investment manager to the Fund.

The Fund seeks to generate positive absolute returns. The Fund’s objective is not fundamental, and may be changed without shareholder approval. The Fund commenced operations on October 1, 2014. The Fund currently offers two share classes, Class A and the Institutional Class. Each class of shares represents an equal interest in the Fund, except that they have different expenses, which reflects the difference in the range of services provided to them. The Class A shares are subject to an annual distribution fee as described in Note 4. Income, expenses (other than those attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each class based on relative net assets.

The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

In order to achieve its investment objective, the Fund invests up to 25% of its total assets (measured at the time of purchase) in a wholly-owned and controlled Cayman Islands subsidiary, the Infinity Q Commodity Fund LLC (the “Subsidiary”). The Subsidiary acts as an investment vehicle in order to enter into certain investments for the Fund consistent with its investment objectives and policies specified in the Prospectus and Statement of Additional Information. At February 28, 2015 the Fund’s investment in the Subsidiary represented 19.60% of the Fund’s total assets.

The consolidated financial statements of the Fund include the investment activity and financial statements of the Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. Because the Fund may invest a substantial portion of its assets in the Subsidiary, the Fund may be considered to be investing indirectly in some of those investments through the Subsidiary. For that reason, references to the Fund may also include its Subsidiary. The Subsidiary will be subject to the same investment restrictions and limitations and follow the same compliance policies and procedures, as the Fund when viewed on a consolidated basis. The Fund and its Subsidiary are each a “commodity pool” under the U.S. Commodity Exchange Act, and the Adviser is a “commodity pool operator” registered with and regulated by the Commodity Futures Trading Commission (“CFTC”). As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply with respect to the Fund and its Subsidiary under CFTC and the U.S. Securities and Exchange Commission (the “SEC”) harmonized regulations.

At February 28, 2015 the only investments held in the Subsidiary are swap contracts, for which the notional amount was $55,602,816. At February 28, 2015 the Subsidiary reported unrealized appreciation on swap contracts of $116,115. In addition, the Subsidiary holds cash and cash equivalents as collateral on the swap contracts.

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements (Unaudited)
February 28, 2015

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period. Actual results may differ from those estimates.

(a) Securities Valuation

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad categories as defined below:

Level 1
- Quoted prices in active markets for identical securities. An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2
- Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3	- Significant unobservable inputs, including the Fund's own assumptions in determining fair value of investments

Equity Securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Debt securities including corporate, convertible, U.S. government agencies, U.S. treasury obligations, and sovereign issues are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risk/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Short-term investments classified as money market instruments are valued at NAV. These investments are categorized as Level 1 of the fair value hierarchy.

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements (Unaudited)
February 28, 2015

Other financial derivative instruments, such as foreign currency contracts, options contracts, futures, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s consolidated investments in each category investment type as of February 28, 2015:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Exchange Traded Notes	$1,192,100	$-	$-	$1,192,100
Purchased Options	-	210,750	-	210,750
Short-Term Investment	13,985,088	-	-	13,985,088
Total	$15,177,188	$210,750	$-	$15,387,938

Other Financial Instruments
Written Options	$-	$(608,100)	$-	$(608,100)
Total Return Swaps	-	1,073,959	-	1,073,959
Total Other Financial Instruments *	$-	$465,859	$-	$465,859

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments swap contracts and written options. Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair market value.

The Fund recognizes transfers between levels at the end of the reporting period. There were no transfers between levels at February 28, 2015.

(b) Securities Sold Short

The Fund is engaged in selling securities short, which obligates it to replace a borrowed security with the same security at current market value. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements (Unaudited)
February 28, 2015

(c) Derivatives

The Fund utilizes derivatives in its investment strategies.  The Fund’s primary strategies are as follows: Volatility, Equity Long Short, Relative Value, and Global Macro.  The Fund implements these strategies by investing either directly in, or through total return swaps on, a broad range instruments, including, but not limited to, equities, bonds, currencies, commodities, master limited partnerships, credit derivatives, convertible securities, futures, forwards, options and swaps.

The following provides more information on specific types of derivatives and activity in the Fund. The use of derivative instruments by the Fund for the year ended February 28, 2015 was related to the use of swap contracts, purchased options and written options.

Swap Agreements – The Fund invests in total return swaps, in which payments made by the Fund or the counterparty are based on the total return of a particular reference asset or portfolio of assets (such as a single security, combination or “basket” of securities, or an index). The value of the Fund’s swap positions increase or decrease depending on the changes in value of the underlying rates, currency values, volatility or other indices or measures.  Swap contracts are marked-to-market daily using fair value estimates provided by an independent pricing service.  Changes in value are recorded as unrealized appreciation (depreciation).  Unrealized gains are reported as an asset and unrealized losses are reported as a liability.  The change in value of swaps, including accruals of period amounts of interest to be paid or received is reported as unrealized gains or losses.  Gains or losses are realized upon termination of the contracts.  The risk of loss on a swap contract may exceed the amount recorded as an asset or liability on the Consolidated Statement of Assets and Liabilities.  The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments.  Risks associated with swap contracts include changes in the returns of underlying instruments, failure of the counterparties to perform under a contract’s terms and the possible lack of liquidity with respect to the contracts.  As of February 28, 2015, the Fund had outstanding swap contracts as listed on the Consolidated Schedule of Investments.

Options Contracts – The Fund may write call and put options on securities, derivative instruments, or currencies. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Written options which are closed or exercised will result in a gain if the closing transaction is less than the premium received. The Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. The risk exists that the Fund may not be able to enter into a closing transaction because of an illiquid market.

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements (Unaudited)
February 28, 2015

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included in the Consolidated Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Purchasing options will result in a gain if the closing transaction is more than the premium paid.

The Fund both purchased and wrote options contracts during the period ended February 28, 2015. The Fund had outstanding purchased and written option contracts outstanding as listed on the Consolidated Schedule of Investments as of February 28, 2015.

Derivative Investment Holdings Categorized by Risk Exposure — The following table sets forth the fair value and the location in the Statement of Assets and Liabilities of the Fund’s derivative contracts by primary risk exposure as of February 28, 2015:

	Consolidated Statement of Assets and Liabilities Location Assets
	Purchased Options	Unrealized Appreciation on Swap Contracts*
Commodity contracts	$-	$241,970
Equity contracts	66,250	882,936
Volatility contracts	144,500	171,169
Total	$210,750	$1,296,075

	Liabilities
	Written Options	Unrealized Depreciation on Swap Contracts*
Commodity contracts	$-	$125,855
Equity contracts	30,600	43,663
Volatility contracts	577,500	52,598
Total	$608,100	$222,116

* Includes cumulative appreciation/depreciation of total return swap contracts as shown in the Schedule of Investments.

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements (Unaudited)
February 28, 2015

The following table sets forth the Fund’s realized gain (loss), as reflected in the Statement of Operations, by primary risk exposure and by type of derivative contract for the period ended February 28, 2015:

Amount of realized gain (loss) on derivatives
Risk exposure category	Purchased options	Swap contracts	Written options	Total
Commodity contracts	$-	$(32,745)	$-	$(564,066)
Currency contracts	(418,880)	-	12,775	(406,105)
Equity contracts	(1,072,210)	(1,291,671)	1,301,848	(1,062,033)
Volatility contracts	(1,161,915)	(2,343,325)	3,969,915	(406,105)
Total	$(2,653,005)	$(3,667,741)	$5,284,538	$(2,438,309)

Volume of derivative instruments for the Fund during the period ended February 28, 2015:

Derivative Type	Unit of Measure	Quantity Average
Total Return Swaps	Notional Quantity	$83,358,991
Purchased Options	Contracts	2,500
Purchased Option Currency Contract	Principal Amount	$12,320,000
Written Options	Contracts	20,000
Written Option Currency Contract	Principal Amount	$(1,633,333)

The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements (Unaudited)
February 28, 2015

As of February 28, 2015, the Fund held the following derivative instruments that were subject to offsetting on the Consolidated Statement of Assets and Liabilities:

Assets:				Gross Amounts not offset in the Statement of Financial Position
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged(1)	Net Amount
Swap Counterparties
Bank of America Merrill Lynch	$1,296,075	$-	$1,296,075	$(142,182)	$-	$1,153,893
	$1,296,075	$-	$1,296,075	$(142,182)	$-	$1,153,893

Liabilities:				Gross Amounts not offset in the Statement of Financial Position
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged(1)	Net Amount
Swap Counterparties
Bank of America Merrill Lynch	$(142,182)	$-	$(142,182)	$142,182	$-	$-
Societe Generale	(79,934)	-	(79,934)	-	79,934	-
Written Options
Citigroup	(608,100)	-	(608,100)	-	608,100	-
	$(830,216)	$-	$(830,216)	$142,182	$688,034	$-

(1)	Any over-collateralization of total financial instruments or cash is not shown.

(d) Federal Income Taxes

The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund is required to evaluate tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination.  A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements (Unaudited)
February 28, 2015

Management of the Fund is required to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended February 28, 2015, the Fund did not have a liability for any unrecognized tax benefits.  The Fund has not currently filed any tax returns; generally, tax authorities can examine the tax returns filed for the preceding three years.  The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders

The Fund records distributions to shareholders, which are determined in accordance with income tax regulations, on the ex-dividend date. Distributions of net investment income, if any, will be distributed annually. Net realized gains from investment transactions, if any, will be distributed to shareholders annually. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. The Fund may periodically make reclassifications among certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP. These reclassifications are due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

During the period ended February 28, 2015, the Fund distributed $744,791 of long-term capital gains to shareholders.

(f) Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(g) Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(h) Security Transactions and Investment Income

The Fund records security transactions based on trade date. Realized gains and losses on sales of securities are calculated using the first-in, first-out method. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements (Unaudited)
February 28, 2015

(i) Restricted Cash

At February 28, 2015, the Fund held restricted cash in connection with investments with certain derivative securities.  Restricted cash is held in a segregated account with the Fund’s custodian and is reflected in the Consolidated Statement of Assets and Liabilities as Deposits with brokers for derivative instruments.

Note 3 – Investment Management Agreement and Other Transactions with Affiliates

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Adviser a monthly fee based on the Fund’s average daily net assets at the annual rate of 1.70%. Pursuant to a contractual fee waiver and reimbursement agreement, the Adviser will reimburse the Fund for expenses in excess of 1.99% and 1.74% of average daily net assets for Class A Shares and Institutional Class Shares, respectively, excluding taxes, interest charges, litigation and other extraordinary expenses, acquired fund fees and expenses, interest and expense relating to short sales, borrowing costs, extraordinary expenses and brokers’ commissions, and other charges relating to the purchase and sale of the Fund’s portfolio securities. The Adviser (without the approval of the Board of Trustees) is entitled to recoup the amounts provided for in the fee waiver and reimbursement agreement for a period of up to three years following the fiscal year in which the Adviser reduced its compensation and/or assumed expenses for the Fund, provided that the total operating expenses of the Fund, including the recoupment, do not exceed the established cap on expenses for that year. For the period ended February 28, 2015, the Adviser made $119,922 in waivers to the Fund.

Note 4 – Distribution Plan

The Trust has adopted a plan pursuant to Rule 12b-1 for the Fund’s Class A shares that allows the Fund to pay fees for the sale, distribution and servicing of its Class A shares. The plan provides for a distribution and servicing fee of up to 0.25% of the Class A shares’ average daily net assets. The Fund paid $191 in distribution fees for the period ended February 28, 2015.

Third party distribution and servicing expenses may be paid directly by the Fund or through the Investment Adviser in its administrative role for purposes of facilitating and monitoring payment under the Plan.

Quasar Distributors, LLC (the “Distributor”), acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares and is paid for its services by the Investment Adviser out of the fees received under the Plan and may be paid out of the Investment Adviser’s own resources. The Distributor is an affiliate of U.S. Bancorp Fund Services, LLC.

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements (Unaudited)
February 28, 2015

Note 5 – Investment Transactions

Purchases and sales of investment securities (excluding swap contracts and options) for the Fund for the period ended February 28, 2015, were as follows:

Purchases	$52,549,843
Sales	$42,974,224

Note 6 – Tax Information and Distributions to Shareholders

The tax character of distributions paid during the period ended February 28, 2015 were as follows:

Period ended February 28, 2015
Distributions Paid From:
Ordinary Income	$-
Long-Term Capital Gains	744,791
Total Distributions Paid	$744,791

Note 7 – Subsequent Events

On April 2, 2015 the Board of Trustees approved a new Operating Expenses Limitation Agreement effective April 6, 2015, which increased the expense limitation on each class, excluding taxes, interest charges, litigation and other extraordinary expenses, acquired fund fees and expenses, interest and expense relating to short sales, borrowing costs, extraordinary expenses and brokers’ commissions, and other charges relating to the purchase and sale of the Fund’s portfolio securities, to 2.75% and 2.50% for Class A shares and Institutional shares, respectively.

Additional subsequent events after the date of Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements presented in this report.

Infinity Q Diversified Alpha Fund
Expense Example
For the Period Ended February 28, 2015 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 30, 2014 to February 28, 2015 (the “Period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the Period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees. Therefore, the information under the heading “Hypothetical Performance (5% Return Before Expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses Paid During the Period

	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD
Infinity Q Diversified Alpha Fund – Class A Class A Shares:
Actual Fund Return (1)	$1,000.00	$978.50	1.99%	$8.14
Hypothetical 5% Return *	$1,000.00	$1,012.45	1.99%	$8.28

Infinity Q Diversified Alpha Fund – Institutional Class Infinity Q Diversified Alpha Fund – Class A	$1,000.00	$979.50	1.74%	$7.12
Actual Fund Return (1)	$1,000.00	$1,013.49	1.74%	$7.25
Hypothetical 5% Return *

(1)  Expenses are equal to the each class’s annualized expense ratio of 1.99% for Class A and 1.74% for Institutional Class, multiplied by the average account value over the period, multiplied by 151/365 (to reflect the “Period”).

*   Hypothetical expenses are equal to each class's annualized expense ratio as indicated, multiplied by the average account value over the period commencing October 1, 2014, multiplied by 151/365 to reflect information had each class been in operation for the entire period.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
FOR THE INFINITY Q DIVERSIFIED ALPHA FUND

At a meeting held on August 11 and 12, 2014 the Board of Trustees (the “Board”) of Trust for Advised Portfolios (the “Trust”), including all Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (“1940 Act”), approved a new investment advisory agreement (“Advisory Agreement”) with Infinity Q Capital Management, LLC (“Infinity Q” or the “Adviser”), for the Infinity Q Diversified Alpha Fund (the “Infinity Q Fund”), a new series of the Trust.  Ahead of the August meeting, the Board received and reviewed substantial information regarding the Fund, the Adviser and the services to be provided by the Adviser to the Fund under the Advisory Agreement.  This information formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s initial approval of the Advisory Agreement:

In considering the approval of the Advisory Agreement, the Board considered the following factors and made the following determinations.  In its deliberations, the Board did not identify any single factor or piece of information as all important, controlling, or determinative of its decision, and each Trustee may have attributed different weights to the various factors and information.

•
In considering the nature, extent and quality of the services provided by the Adviser, the Trustees considered Infinity Q’s specific responsibilities in all aspects of day-to-day management of the Infinity Q Fund as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel that would be involved in the day-to-day activities of the Infinity Q Fund.  The Board concluded that Infinity Q had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the proposed Advisory Agreement and that, in the Board’s view, the nature, overall quality, and extent of the management services to be provided would be satisfactory and reliable.

•	The Trustees considered the Adviser’s similarly managed separately managed account (“SMA”) performance, as the Fund was new and did not yet have performance.

•
The Trustees next reviewed the anticipated cost of the proposed services, the proposed structure and level of advisory fees payable by the Fund.  After reviewing the materials that were provided, the Trustees concluded that the fees to be received by Infinity Q were fair and reasonable.

•
The Trustees discussed the likely overall profitability of Infinity Q from managing the Infinity Q Fund.  In assessing profitability, the Trustees reviewed Infinity Q’s financial information provided in the Board materials and took into account both the likely direct and indirect benefits to Infinity Q from managing the Fund.  The Trustees concluded that Infinity Q’s profit from managing the Fund would likely not be excessive and, after review of relevant financial information, Infinity Q appeared to have adequate capitalization and/or would maintain adequate profit levels to support the Infinity Q Fund.

General Information

Infinity Q Diversified Alpha Fund
  February 28, 2015 (Unaudited)

PROXY VOTING POLICIES AND PROCEDURES
You may obtain a description of the Fund’s proxy voting policy and voting records, without charge, upon request by contacting the Funds directly at 1-844-IQFUND1 or on the EDGAR Database on the SEC’s website at www.sec.gov. The Fund files its proxy voting records annually as of June 30, with the SEC on Form N-PX. The Fund’s Form N-PX is available without charge by visiting the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

QUARTERLY FORM N-Q PORTFOLIO SCHEDULE
The Fund will file its complete portfolio schedule with the Securities and Exchange Commission (SEC) on Form N-Q at the end of the first and third fiscal quarters within 60 days of the end of the quarter to which it relates. The Fund’s Form N-Qs will be available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room. For information about the operation of the Public Reference Room, please call 1-800-SEC-0330.

Item 2. Code of Ethics.

Not applicable for semi-annual reports

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports

(2) certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By    /s/ Christopher E. Kashmerick
          Christopher E. Kashmerick, President

Date      May 8, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/ Christopher E. Kashmerick
          Christopher E. Kashmerick, President

Date      May 8, 2015

By           /s/ Russell B. Simon
Russell B. Simon, Treasurer

Date      May 8, 2015